Fair Value - Schedule of Fair Value Hierarchy for those Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets
Listed equity securities	$ 2,423	$ 4,522,805
Derivative assets		1,801,095
Total Assets	2,423	6,323,900
Liabilities
Embedded derivative liabilities	(558,000)	(878,420)
Derivative liabilities		(3,009,166)
Warrant liabilities	(123,188)	(109,687)
Total Liabilites	(681,188)	(3,997,273)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Listed equity securities	2,423	4,522,805
Derivative assets
Total Assets	2,423	4,522,805
Liabilities
Embedded derivative liabilities
Derivative liabilities
Warrant liabilities	(83,954)	(74,750)
Total Liabilites	(83,954)	(74,750)
Significant Observable Inputs (Level 2) [Member]
Assets
Listed equity securities
Derivative assets		1,801,095
Total Assets		1,801,095
Liabilities
Embedded derivative liabilities	(558,000)	(878,420)
Derivative liabilities		(3,009,166)
Warrant liabilities	(39,234)	(34,937)
Total Liabilites	(597,234)	(3,922,523)
Significant Unobservable Inputs (Level 3) [Member]
Assets
Listed equity securities
Derivative assets
Total Assets
Liabilities
Embedded derivative liabilities
Derivative liabilities
Warrant liabilities
Total Liabilites